UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-00749

STONEBRIDGE FUNDS TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado		80203
(Address of principal executive offices)		(Zip code)

Richard C. Barrett, President 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant's telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2007

Item 1 – Schedule of Investments.

STATEMENT OF INVESTMENTS

STONEBRIDGE SMALL-CAP GROWTH INSTITUTIONAL FUND

JULY 31, 2007 (UNAUDITED)

			Market
		Shares	Value
COMMON STOCKS	100.14%
COMMUNICATIONS	6.21%
Internet	3.30%
Avocent Corp. **		25,000	$683,750

Telecommunications	2.91%
Lanoptics Ltd. **		40,000	604,800
TOTAL COMMUNICATIONS			1,288,550

CONSUMER, CYCLICAL	14.79%
Entertainment	5.86%
DreamWorks Animation SKG, Inc. **		19,500	604,500
Shuffle Master, Inc. **		42,000	610,260
			1,214,760

Lodging	2.79%
Morgans Hotel Group Co. **		30,000	578,700

Retail	6.14%
Bebe Stores, Inc.		40,000	554,800
Ruth’s Chris Steak House, Inc. **		43,000	718,960
			1,273,760
TOTAL CONSUMER, CYCLICAL			3,067,220

CONSUMER, NON-CYCLICAL	26.34%
Biotechnology	8.64%
Charles River Laboratories International, Inc. **		12,750	652,545
Lifecell Corp. **		17,250	529,403
Vical, Inc. **		120,000	609,600
			1,791,548

Healthcare-Products	9.88%
Given Imaging Ltd.**		14,000	393,120
Kyphon, Inc. **		15,000	984,300
Symmetry Medical, Inc. **		45,000	671,850
			2,049,270

Household-Products/Wares	3.16%
The Scotts Miracle-Gro Co.		16,000	655,840

Pharmaceuticals	4.66%
Abraxis BioScience, Inc. **		30,000	600,600
Axcan Pharma, Inc. **		20,000	366,200
			966,800
TOTAL CONSUMER, NON-CYCLICAL			5,463,458

ENERGY	6.51%
Oil&Gas	3.50%
Bronco Drilling Co., Inc **		50,000	725,000

Oil&Gas Services	3.01%
Superior Energy Services, Inc. **		15,500	624,960
TOTAL ENERGY			1,349,960

FINANCIAL	18.18%
Banks	9.99%
Boston Private Financial Holdings, Inc.		27,750	707,347
Nara Bancorp, Inc.		47,000	693,720
SVB Financial Group **		12,750	671,670
			2,072,737

Insurance	8.19%
Arthur J. Gallagher & Co.		20,500	565,390
The PMI Group, Inc.		16,000	545,120
StanCorp Financial Group, Inc.		12,500	587,000
			1,697,510
TOTAL FINANCIAL			3,770,247

INDUSTRIAL	12.76%
Electrical Components & Equipment	4.01%
American Superconductor Corp. **		15,000	286,350
Power-One, Inc. **		137,390	544,064
			830,414

Electronics	5.04%
American Science & Engineering, Inc. **		11,500	637,330
Intelli-Check, Inc. **		95,000	408,500
			1,045,830

Machinery-Diversified	3.71%
Intermec, Inc. **		30,000	768,900
TOTAL INDUSTRIAL			2,645,144

TECHNOLOGY	15.35%
Semiconductors	6.33%
Formfactor, Inc. **		17,500	671,825
Veeco Instruments, Inc. **		35,000	640,500
			1,312,325

Software	9.02%
Borland Software Corp. **		118,000	626,580
Cognos, Inc. **		19,000	762,280
Nuance Communications, Inc. **		29,250	482,040
			1,870,900
TOTAL TECHNOLOGY			3,183,225

TOTAL COMMON STOCKS (Cost $20,770,464)			20,767,804

MUTUAL FUNDS	0.10%
Fifth Third U.S.Treasury Money Market Fund		20,318	20,318

TOTAL MUTUAL FUNDS (Cost $20,318)			20,318

TOTAL INVESTMENTS (Cost $20,790,782)	100.24%		$20,788,122
LIABILITIES IN EXCESS OF OTHER ASSETS	-0.24%		(48,929)
NET ASSETS	100.00%		$20,739,193

**         Non Income Producing Security

See Notes to Statement of Investments

See Notes to Quarterly Portfolio of Investments

STATEMENT OF INVESTMENTS

STONEBRIDGE SMALL-CAP GROWTH FUND

July 31, 2007 (UNAUDITED)

			Market
		Shares	Value
COMMON STOCKS	99.68%
COMMUNICATIONS	6.04%
Internet	3.30%
Avocent Corp. **		10,000	$273,500

Telecommunications	2.74%
Lanoptics Ltd. **		15,000	226,800
TOTAL COMMUNICATIONS			500,300

CONSUMER, CYCLICAL	14.60%
Entertainment	5.79%
DreamWorks Animation SKG, Inc. **		7,500	232,500
Shuffle Master, Inc. **		17,000	247,010
			479,510

Lodging	2.79%
Morgans Hotel Group Co. **		12,000	231,480

Retail	6.02%
Bebe Stores, Inc.		15,500	214,985
Ruth’s Chris Steak House, Inc. **		17,000	284,240
			499,225
TOTAL CONSUMER, CYCLICAL			1,210,215

CONSUMER, NON-CYCLICAL	26.55%
Biotechnology	8.68%
Charles River Laboratories International, Inc. **		5,000	255,900
Lifecell Corp. **		7,000	214,830
Vical, Inc. **		49,000	248,920
			719,650

Healthcare-Products	9.77%
Given Imaging Ltd.**		5,500	154,440
Kyphon, Inc. **		6,000	393,720
Symmetry Medical, Inc. **		17,500	261,275
			809,435

Household Products/Wares	3.21%
The Scotts Miracle-Gro Co.		6,500	266,435

Pharmaceuticals	4.89%
Abraxis BioScience, Inc. **		12,000	240,240
Axcan Pharma, Inc. **		9,000	164,790
			405,030
TOTAL CONSUMER, NON-CYCLICAL			2,200,550

ENERGY	6.42%
Oil&Gas	3.50%
Bronco Drilling Co., Inc **		20,000	290,000

Oil&Gas Services	2.92%
Superior Energy Services, Inc.**		6,000	241,920
TOTAL ENERGY			531,920

FINANCIAL	18.02%
Banks	9.85%
Boston Private Financial Holdings, Inc.		11,000	280,390
Nara Bancorp, Inc.		18,500	273,060
SVB Financial Group **		5,000	263,400
			816,850

Insurance	8.17%
Arthur J. Gallagher & Co.		8,000	220,640
The PMI Group, Inc.		6,500	221,455
StanCorp Financial Group, Inc.		5,000	234,800
			676,895
TOTAL FINANCIAL			1,493,745

INDUSTRIAL	12.90%
Electrical Components & Equipment	4.26%
American Superconductor Corp. **		6,000	114,540
Power-One, Inc. **		60,205	238,412
			352,952

Electronics	4.93%
American Science & Engineering, Inc. **		4,500	249,390
Intelli-Check, Inc. **		37,000	159,100
			408,490

Machinery-Diversified	3.71%
Intermec, Inc. **		12,000	307,560

TOTAL INDUSTRIAL			1,069,002

TECHNOLOGY	15.15%
Semiconductors	6.22%
Formfactor, Inc. **		7,000	268,730
Veeco Instruments, Inc. **		13,500	247,050
			515,780

Software	8.93%
Borland Software Corp. **		47,000	249,570
Cognos, Inc. **		7,500	300,900
Nuance Communications, Inc. **		11,500	189,520
			739,990
TOTAL TECHNOLOGY			1,255,770

TOTAL COMMON STOCKS (Cost $7,184,474)			8,261,502

MUTUAL FUNDS	0.52%
Fifth Third U.S.Treasury Money Market Fund		42,485	42,485

TOTAL MUTUAL FUNDS (Cost $42,485)			42,485

TOTAL INVESTMENTS (Cost $7,226,959)	100.20%		$8,303,987
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.20)%		(16,169)
NET ASSETS	100.00%		$8,287,818

**   Non Income Producing Security

See Notes to Statement of Investments.

See Notes to Quarterly Portfolio of Investments.

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

July 31, 2007 (UNAUDITED)

Use of Estimates — The preparation of each Series’ financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in these financial statements and accompanying notes. Actual results could differ from those estimates.

Security Valuation — Investment securities listed or traded on a registered securities exchange are valued at the last sales price on the date of valuation. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Securities traded on the over-the-counter market for which no sales are reported are valued at the mean between the bid and asked price. Short-term debt securities having a remaining maturity of 60 days or less consist exclusively of U.S. Treasury and Agency Obligations and are stated at amortized cost which is approximately equivalent to value.  Other securities for which quotations are not readily available are valued at fair value as determined in good faith by the Funds’ Fair Value Committee using methods approved by the Board of Trustees. For instance, if trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Trust calculates NAV, the Fair Value Committee will determine the security’s fair value.  In making a good faith determination of the value of the security, the Committee will consider factors such as the fundamental analytical data relating to the security, forces affecting the market in which the security is purchased and sold, the price, yield and extent of public or private trading in similar securities of the issuer or comparable companies, and other relevant factors.

Income Tax – Net unrealized appreciation/depreciation of investments based on federal tax coasts were as follows:

	Stonebridge Small-Cap Growth - Institutional Fund	Stonebridge Small-Cap Growth Fund
Gross appreciation (excess of value over tax cost)	1,764,533	1,495,436
Gross depreciation (excess of tax cost over value)	(1,767,193)	(418,408)
Net unrealized appreciation	(2,660)	1,077,028
Total cost for federal income tax purposes	20,790,782	7,226,959

Other — Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date.  Interest income, which includes amortization of premiums and accretion of discounts, is accrued and recorded daily.  Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis, which is the same basis each Series uses for federal income tax purposes.

Item 2 - Controls and Procedures.

(a)           The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)           There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STONEBRIDGE FUNDS TRUST

By:	/s/ Richard C. Barrett
Richard C. Barrett
President, Principal Executive Officer

Date:	September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard C. Barrett
Richard C. Barrett
President, Principal Executive Officer

Date:	September 28, 2007

By:	/s/ Debra L. Newman
Debra L. Newman
Treasurer, Principal Financial Officer

Date:	September 28, 2007

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